Equity (Details 1) - Cancellation Of Treasury Shares [Member] - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Mar. 02, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of shares held in treasury cancelled	239,881,683	239,881,683
Treasury shares carrying amount	$ 4,164	$ 4,164